Taxes-Additional Information (Details)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]:
Applicable Tax	4.00%
US related gross transportation income that tax applies	50.00%
Ownership Income Tax Percentage	50.00%